Exploration and Evaluation Assets (Details) - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss - CAD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Assay and sampling [Member]
Ontario
Exploration and evaluation expenditures	$ 98,566	$ 72,485	$ 125,381
Assay and sampling [Member] | General Exploration [Member]
Ontario
Exploration and evaluation expenditures		8,401
Drilling and mobilization [Member]
Ontario
Exploration and evaluation expenditures	907,763	733,741	833,704
Drilling and mobilization [Member] | General Exploration [Member]
Ontario
Exploration and evaluation expenditures
Field expenditures [Member]
Ontario
Exploration and evaluation expenditures	411,970	251,304	225,742
Field expenditures [Member] | General Exploration [Member]
Ontario
Exploration and evaluation expenditures		2,214
Geological Consulting [Member]
Ontario
Exploration and evaluation expenditures	635,550	401,365	339,036
Geological Consulting [Member] | General Exploration [Member]
Ontario
Exploration and evaluation expenditures		149,050	11,238
Geological and Technical Services [Member]
Ontario
Exploration and evaluation expenditures	516,469	361,778	83,665
Geological and Technical Services [Member] | General Exploration [Member]
Ontario
Exploration and evaluation expenditures
Land claims and property taxes [Member]
Ontario
Exploration and evaluation expenditures	13,087		1,593
Land claims and property taxes [Member] | General Exploration [Member]
Ontario
Exploration and evaluation expenditures
Total [Member]
Ontario
Exploration and evaluation expenditures	2,583,405	1,820,673	1,609,121
Total [Member] | General Exploration [Member]
Ontario
Exploration and evaluation expenditures		159,665	11,238
Ontario [Member] | Assay and sampling [Member] | Trix Lithium [Member]
Ontario
Exploration and evaluation expenditures		7,000
Ontario [Member] | Assay and sampling [Member] | Jubilee Lithium [Member]
Ontario
Exploration and evaluation expenditures
Ontario [Member] | Assay and sampling [Member] | Phyllis Cobalt Quebec [Member]
Ontario
Exploration and evaluation expenditures			9,797
Ontario [Member] | Drilling and mobilization [Member] | Trix Lithium [Member]
Ontario
Exploration and evaluation expenditures
Ontario [Member] | Drilling and mobilization [Member] | Jubilee Lithium [Member]
Ontario
Exploration and evaluation expenditures
Ontario [Member] | Drilling and mobilization [Member] | Phyllis Cobalt Quebec [Member]
Ontario
Exploration and evaluation expenditures			11,250
Ontario [Member] | Field expenditures [Member] | Trix Lithium [Member]
Ontario
Exploration and evaluation expenditures	45,000
Ontario [Member] | Field expenditures [Member] | Jubilee Lithium [Member]
Ontario
Exploration and evaluation expenditures
Ontario [Member] | Field expenditures [Member] | Phyllis Cobalt Quebec [Member]
Ontario
Exploration and evaluation expenditures
Ontario [Member] | Geological Consulting [Member] | Trix Lithium [Member]
Ontario
Exploration and evaluation expenditures	65,050	25,750
Ontario [Member] | Geological Consulting [Member] | Jubilee Lithium [Member]
Ontario
Exploration and evaluation expenditures		29,465
Ontario [Member] | Geological Consulting [Member] | Phyllis Cobalt Quebec [Member]
Ontario
Exploration and evaluation expenditures
Ontario [Member] | Geological and Technical Services [Member] | Trix Lithium [Member]
Ontario
Exploration and evaluation expenditures
Ontario [Member] | Geological and Technical Services [Member] | Jubilee Lithium [Member]
Ontario
Exploration and evaluation expenditures		34,830
Ontario [Member] | Geological and Technical Services [Member] | Phyllis Cobalt Quebec [Member]
Ontario
Exploration and evaluation expenditures
Ontario [Member] | Land claims and property taxes [Member] | Trix Lithium [Member]
Ontario
Exploration and evaluation expenditures
Ontario [Member] | Land claims and property taxes [Member] | Jubilee Lithium [Member]
Ontario
Exploration and evaluation expenditures
Ontario [Member] | Land claims and property taxes [Member] | Phyllis Cobalt Quebec [Member]
Ontario
Exploration and evaluation expenditures
Ontario [Member] | Total [Member] | Trix Lithium [Member]
Ontario
Exploration and evaluation expenditures	110,050	32,750
Ontario [Member] | Total [Member] | Jubilee Lithium [Member]
Ontario
Exploration and evaluation expenditures		64,295
Ontario [Member] | Total [Member] | Phyllis Cobalt Quebec [Member]
Ontario
Exploration and evaluation expenditures			21,047
Quebec [Member] | Assay and sampling [Member] | Augustus Lithium [Member]
Ontario
Exploration and evaluation expenditures	98,566	20,634	115,584
Quebec [Member] | Assay and sampling [Member] | Pontax West Lithium Property [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Assay and sampling [Member] | Rose West Lithium [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Assay and sampling [Member] | Rose East Lithium [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Assay and sampling [Member] | General Exploration [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Assay and sampling [Member] | Titan Gold [Member]
Ontario
Exploration and evaluation expenditures		36,450
Quebec [Member] | Drilling and mobilization [Member] | Augustus Lithium [Member]
Ontario
Exploration and evaluation expenditures	907,763	733,741	822,454
Quebec [Member] | Drilling and mobilization [Member] | Pontax West Lithium Property [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Drilling and mobilization [Member] | Rose West Lithium [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Drilling and mobilization [Member] | Rose East Lithium [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Drilling and mobilization [Member] | General Exploration [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Drilling and mobilization [Member] | Titan Gold [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Field expenditures [Member] | Augustus Lithium [Member]
Ontario
Exploration and evaluation expenditures	366,970	216,690	208,742
Quebec [Member] | Field expenditures [Member] | Pontax West Lithium Property [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Field expenditures [Member] | Rose West Lithium [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Field expenditures [Member] | Rose East Lithium [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Field expenditures [Member] | General Exploration [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Field expenditures [Member] | Titan Gold [Member]
Ontario
Exploration and evaluation expenditures		32,400
Quebec [Member] | Geological Consulting [Member] | Augustus Lithium [Member]
Ontario
Exploration and evaluation expenditures	228,700	176,850	280,223
Quebec [Member] | Geological Consulting [Member] | Pontax West Lithium Property [Member]
Ontario
Exploration and evaluation expenditures	181,000
Quebec [Member] | Geological Consulting [Member] | Rose West Lithium [Member]
Ontario
Exploration and evaluation expenditures	72,600
Quebec [Member] | Geological Consulting [Member] | Rose East Lithium [Member]
Ontario
Exploration and evaluation expenditures	88,200
Quebec [Member] | Geological Consulting [Member] | General Exploration [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Geological Consulting [Member] | Titan Gold [Member]
Ontario
Exploration and evaluation expenditures		20,250	75
Quebec [Member] | Geological and Technical Services [Member] | Augustus Lithium [Member]
Ontario
Exploration and evaluation expenditures	506,769	326,948	73,665
Quebec [Member] | Geological and Technical Services [Member] | Pontax West Lithium Property [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Geological and Technical Services [Member] | Rose West Lithium [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Geological and Technical Services [Member] | Rose East Lithium [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Geological and Technical Services [Member] | General Exploration [Member]
Ontario
Exploration and evaluation expenditures	9,700
Quebec [Member] | Geological and Technical Services [Member] | Titan Gold [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member] | Augustus Lithium [Member]
Ontario
Exploration and evaluation expenditures	13,087		1,593
Quebec [Member] | Land claims and property taxes [Member] | Pontax West Lithium Property [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member] | Rose West Lithium [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member] | Rose East Lithium [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member] | General Exploration [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member] | Titan Gold [Member]
Ontario
Exploration and evaluation expenditures
Quebec [Member] | Total [Member] | Augustus Lithium [Member]
Ontario
Exploration and evaluation expenditures	2,121,855	1,474,863	1,502,261
Quebec [Member] | Total [Member] | Pontax West Lithium Property [Member]
Ontario
Exploration and evaluation expenditures	181,000
Quebec [Member] | Total [Member] | Rose West Lithium [Member]
Ontario
Exploration and evaluation expenditures	72,600
Quebec [Member] | Total [Member] | Rose East Lithium [Member]
Ontario
Exploration and evaluation expenditures	88,200
Quebec [Member] | Total [Member] | General Exploration [Member]
Ontario
Exploration and evaluation expenditures	$ 9,700
Quebec [Member] | Total [Member] | Titan Gold [Member]
Ontario
Exploration and evaluation expenditures		$ 89,100	75
British Columbia [Member] | Assay and sampling [Member] | Kokanee Creek Ontario [Member]
Ontario
Exploration and evaluation expenditures
British Columbia [Member] | Drilling and mobilization [Member] | Kokanee Creek Ontario [Member]
Ontario
Exploration and evaluation expenditures
British Columbia [Member] | Field expenditures [Member] | Kokanee Creek Ontario [Member]
Ontario
Exploration and evaluation expenditures			17,000
British Columbia [Member] | Geological Consulting [Member] | Kokanee Creek Ontario [Member]
Ontario
Exploration and evaluation expenditures			47,500
British Columbia [Member] | Geological and Technical Services [Member] | Kokanee Creek Ontario [Member]
Ontario
Exploration and evaluation expenditures			10,000
British Columbia [Member] | Land claims and property taxes [Member] | Kokanee Creek Ontario [Member]
Ontario
Exploration and evaluation expenditures
British Columbia [Member] | Total [Member] | Kokanee Creek Ontario [Member]
Ontario
Exploration and evaluation expenditures			$ 74,500